Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Goodwill

The Company’s goodwill was as follows:

	U.S. Operating Segment	International Operating Segment	Total
Balance at January 1, 2013 (1)	$956,997	$193,814	$1,150,811
Foreign currency translation adjustments	—	684	684

Balance at March 31, 2013 (1)	$956,997	$194,498	$1,151,495

(1)	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

The Company’s goodwill was as follows:

	U.S. Operating Segment	International Operating Segment	Total
Balance at January 1, 2011 (1)	$948,026	$174,945	$1,122,971
Acquisition of ten theatres in Argentina (see Note 3)	—	43,018	43,018
Foreign currency translation adjustments	—	(15,352)	(15,352)

Balance at December 31, 2011 (1)	$948,026	$202,611	$1,150,637
Acquisition of U.S. theatre	8,971	—	8,971
Foreign currency translation adjustments	—	(8,797)	(8,797)

Balance at December 31, 2012 (1)	$956,997	$193,814	$1,150,811

(1)	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

Intangible Assets

Intangible assets consisted of the following:

	January 1, 2013	Amortization	Other (1)	March 31, 2013
Intangible assets with finite lives:
Gross carrying amount	$71,921	$—	$(1,175)	$70,746
Accumulated amortization	(51,354)	(1,048)	810	(51,592)

Total net intangible assets with finite lives	$20,567	$(1,048)	$(365)	$19,154
Intangible assets with indefinite lives:
Tradename	310,174	—	386	310,560

Total intangible assets—net	$330,741	$(1,048)	$21	$329,714

(1)	Consists primarily of foreign currency translation adjustments.

As of December 31, intangible assets-net, consisted of the following:

	January 1,				December 31,
	2011	Additions(2)	Amortization	Other (1)	2011
Intangible assets with finite lives:
Gross carrying amount	$64,319	$14,835	$—	$(4,773)	$74,381
Accumulated amortization	(46,185)	—	(4,579)	3,451	(47,313)

Total net intangible assets with finite lives	18,134	14,835	(4,579)	(1,322)	27,068
Intangible assets with indefinite lives:
Tradename	311,070	—	—	(1,231)	309,839

Total intangible assets—net	$329,204	$14,835	$(4,579)	$(2,553)	$336,907

		December 31,			December 31,
		2011	Amortization	Other (1)	2012
Intangible assets with finite lives:
Gross carrying amount		$74,381	$—	$(2,460)	$71,921
Accumulated amortization		(47,313)	(4,611)	570	(51,354)

Total net intangible assets with finite lives		27,068	(4,611)	(1,890)	20,567
Intangible assets with indefinite lives:
Tradename		309,839	—	335	310,174

Total intangible assets—net		$336,907	$(4,611)	$(1,555)	$330,741

(1)

Activity for 2011 includes the write-off of approximately $549 for a vendor contract in Brazil that was terminated and foreign currency translation adjustments. Activity for 2012 consists of the write off of favorable leases for theatres that were closed and foreign currency translation adjustments.

(2)	See Note 3.

Estimated Aggregate Future Amortization Expense for Intangible Assets

Estimated aggregate future amortization expense for intangible assets is as follows:

For the nine months ended December 31, 2013	$3,150
For the twelve months ended December 31, 2014	3,644
For the twelve months ended December 31, 2015	3,351
For the twelve months ended December 31, 2016	3,128
For the twelve months ended December 31, 2017	2,498
Thereafter	3,383

Total	$19,154

Estimated aggregate future amortization expense for intangible assets is as follows:

For the year ended December 31, 2013	$4,199
For the year ended December 31, 2014	3,644
For the year ended December 31, 2015	3,351
For the year ended December 31, 2016	3,128
For the year ended December 31, 2017	2,498
Thereafter	3,747

Total	$20,567